Remuneration System for the Management Board and Employees of the Group - Morphosys US Inc. - 2019 Long-Term Incentive Program - Summary of the development of the performance shares (Detail) - 2019 long-term incentive program [member]
12 Months Ended
Dec. 31, 2020 shares
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	22,626
Granted	0
Exercised	0
Forfeited	843
Expired	0
Ending balance	21,783
MorphoSys US Inc. [member]
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	12,467
Granted	0
Exercised	0
Forfeited	(1,816)
Expired	0
Ending balance	10,651